Description of Organization, Business Operations and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Description of Organization, Business Operations and Basis of Presentation [Abstract]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 — DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION

Bellevue Life Sciences Acquisition Corp. (the “Company”) was incorporated in Delaware on February 25, 2020. The Company was incorporated for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

As of September 30, 2024, the Company had not commenced any operations. All activity since inception relates to the Company’s formation and the initial public offering (“Initial Public Offering”) which is described below. The Company will not generate any operating revenues until after the completion of an initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering (the “Registration Statement”) was declared effective on February 9, 2023. On February 14, 2023, the Company consummated the Initial Public Offering of 6,000,000 units (“Units” and, with respect to the common stock included in the Units being offered, the “Public Shares”), generating gross proceeds of $60,000,000, which is described in Note 3.

On February 17, 2023, the underwriters exercised their over-allotment option in full. The closing of the issuance and sale of the additional Units occurred (the “Over-Allotment Option Units”) on February 21, 2023. The total aggregate issuance by the Company of 900,000 Over-Allotment Option Units at a price of $10.00 per unit generated total gross proceeds of $9,000,000.

Simultaneously with the consummation of the Initial Public Offering and the sale of the Units, the Company consummated the private placement (the “Private Placement”) of 430,000 Units (the “Private Placement Units”), to Bellevue Global Life Sciences Investors LLC (the “Sponsor”) at a price of $10.00 per Placement Unit, for an aggregate purchase price of $4,300,000. Each Unit and Private Placement Unit consists of one share of common stock, par value $0.0001 (the “Common Stock”), a warrant to purchase one share of Common Stock (the “Public Warrants” and “Private Placement Warrants” and collectively, the “Warrants”) and one right which entitles the holder thereof to receive one-tenth (1/10) of a share of common stock (the “Public Rights” and Private Placement Rights” and collectively, the “Rights”), as described in Notes 3 and 4.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting fees and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

Upon closing of the Initial Public Offering, the Private Placement, the sale of the Over-Allotment Option Units and the additional Trust Account funding, a total of $70,207,500 was placed in a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act 1940, as amended (the “Investment Company Act”) having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company will provide its holders of the outstanding shares of its Common Stock sold in the Initial Public Offering (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares (as described in Note 1) for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.175 per Public Share plus any pro rata interest then in the Trust Account, net of taxes payable). The per share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares were recorded at a redemption value and classified as temporary equity upon the closing of the Initial Public Offering in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”). In such case, the Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Charter”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or other legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the Initial Stockholders (as defined below) have agreed to vote its Founder Shares (as defined below in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination.

Subsequent to the consummation of the Initial Public Offering, the Company adopted an insider trading policy which requires insiders to (i) refrain from purchasing shares during certain blackout periods and when they are in possession of any material non-public information and (ii) to clear all trades with the Company’s legal counsel or compliance officer prior to execution. In addition, the Company’s Sponsor and any other holders of the Company’s common stock prior to the Initial Public Offering (or their permitted transferees (the “Initial Stockholders”)) have agreed to waive their redemption rights with respect to their Founder Shares, Placement Shares and Public Shares in connection with the completion of a Business Combination.

Notwithstanding the foregoing, if the Company seeks stockholder approval of its Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, the Company’s Charter provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to more than an aggregate of 15% of more of the shares of Common Stock sold in the Initial Public Offering without the prior consent of the Company.

The Company’s Initial Stockholders and Chardan Capital Markets, LLC (“Chardan”), the representative of the underwriters, have agreed not to propose or vote in favor of an amendment to the Company’s Charter (A) that would modify the substance or timing of the Company’s obligation to allow redemption in connection with the Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination within nine months or such other time period as the stockholders may approve from the closing of the Initial Public

Offering (the “Combination Period”) or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public shares in conjunction with such an amendment.

Pursuant to the Charter, if the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly and as reasonably possible, but not more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of the then outstanding Public Shares, which redemption will completely extinguish Public Stockholders rights as stockholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the Trust Account with respect to the Founder Shares (defined in Note 4) and Placement Shares held by them if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) may be less than approximately $10.175 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective partner business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective partner businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Extension of Termination Date and Redemptions from the Trust Account

November 2023 Special Meeting

On November 9, 2023, the Company held a special meeting of its stockholders (the “Special Meeting”). At the Special Meeting, the Company’s stockholders approved an extension of the date by which the Company must consummate a business combination from November 14, 2023 to February 14, 2024 and approved a proposal to give the Board of Directors (the “Board”) the authority in its discretion to amend the Charter to extend the date by which the Company must consummate a business combination from February 14, 2024 to May 14, 2024. In connection with the Special Meeting, 3,432,046 shares of common stock of the Company were tendered for redemption at a redemption price of approximately $10.49 per share for an aggregate redemption amount of $35,995,728, leaving $36,372,335 in the Trust Account immediately after the redemptions and a tax withdrawal by the Company of $561,957. Additionally, the Company deposited $180,000 into the Trust Account on November 13, 2023 in connection with the extension of the date by which the Company must consummate a business combination from November 14, 2023 to February 14, 2024.

In February 2024, the Board authorized and approved a second Certificate of Amendment to the Charter. The second Certificate of Amendment to the Charter was filed with the Delaware Secretary of State, with an effective date of February 9, 2024, and extended the date by which the Company must consummate a business combination to the May 14, 2024. In connection with the extension by which the Company must consummate a business combination to May 14, 2024, the Company deposited an extension payment of $60,000 into the Trust Account on each of February 9, 2024, March 12, 2024 and April 9, 2024.

May 2024 Special Meeting

On May 10, 2024, the Company convened a special meeting of its stockholders as scheduled and adjourned without any business being conducted. The meeting was reconvened on May 14, 2024 (the “May Special Meeting”). At the May Special Meeting, the Company’s stockholders approved the proposal to amend the Company’s Charter to extend the date by which the Company must consummate a business combination from May 14, 2024 to November 14, 2024. Following such approval by the Company’s stockholders, the Company has subsequently amended the Charter to extend the date by which the Company must consummate a business combination to November 14, 2024. In connection with the May Special Meeting, 1,581,733 shares of common stock of the Company were tendered for redemption at a redemption price of approximately $10.78 per share for an aggregate redemption amount of $17,045,763, leaving $20,327,120 in the Trust Account immediately after the redemptions and a tax withdrawal by the Company of $218,857. Additionally, the Company deposited an extension payment of $50,000 into the Trust Account on each of May 14, 2024, June 13, 2024, July 12, 2024, August 13, 2024, September 10, 2024, and October 11, 2024.

Franchise and Income Tax Withdrawal

In November 2023, the Company withdrew $561,957 of interest income earned in the Trust Account for payment of the Company’s franchise tax and income tax liabilities as permitted by the terms of the Trust Agreement governing the Trust Account. The Company deposited the funds in the Company’s unrestricted general account and they were used for the payment of general operating expenses. On April 16, 2024, the Company paid $461,957 in income taxes. On April 17, 2024, the Company withdraw of $100,000 of interest income earned in the Trust Account for payment of the Company’s state franchise tax and income tax liabilities as permitted by the terms of the Trust Agreement governing the Trust Account. On May 20, 2024, the Company paid $193,183 in franchise taxes. On May 23, 2024, the Company withdrew $218,857 of interest income earned in the Trust Account for payment of the Company’s franchise tax and income tax liabilities as permitted by the terms of the Trust Agreement governing the Trust Account. The Company deposited the funds in the Company’s unrestricted general account and they were used for payment of general operating expenses. As of September 30, 2024, the Company withdrew $880,814 of interest income earned in the Trust Account for payment of the Company’s franchise tax and income tax liabilities as permitted by the terms of the Trust Agreement governing the Trust Account and paid $655,140 in franchise and incomes taxes resulting in $225,674 having been withdrawn from the Trust Account and not used to pay franchise and income taxes. As of September 30, 2024, the Company’s obligations for franchise taxes remain payable.

Nasdaq Listing Rules Compliance

As previously reported by the Company on Form 8-K filed on June 28, 2023, due to the resignation of a director effective on June 21, 2023, the Company notified the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) that the Company was not currently in compliance with Nasdaq Listing

Rule 5605(c)(2)(A) (the “Listing Rule”). The Listing Rule requires the Audit Committee of the Board of Directors be composed of at least three members, each of whom must meet independence requirements under the Nasdaq Listing Rules and the Securities Exchange Act of 1934, as amended. BLAC regained compliance with the Listing Rule on June 23, 2024.

As previously reported by the Company on Form 8-K filed on June 13, 2024, due to the resignation of directors effective on June 7, 2024, the Company notified the Listing Qualifications Department of Nasdaq that the Company was not currently in compliance with Nasdaq’s majority independent board, compensation committee composition and audit committee composition requirements as described in Nasdaq Listing Rules 5605(b)(1), 5605(d)(2)(A) and 5605(c)(2)(A), respectively (the “Additional Listing Rules”). BLAC regained compliance with the Additional Listing Rules on June 23, 2024.

On February 15, 2024, the Company received a notification from the Listing Qualifications Department of Nasdaq notifying the Company that the Company no longer meets the minimum 300 public holders requirement for The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(3) (the “Minimum Public Holders Requirement”). The notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on the Nasdaq Capital Market. On April 1, 2024, the Company submitted to Nasdaq a plan to regain compliance with the Minimum Public Holders Requirement and, on April 17, 2024, the staff of Nasdaq approved the plan and granted the Company an extension until August 13, 2024 to demonstrate compliance with the Minimum Public Holders Requirement (the “Compliance Period”).

On August 20, 2024, the Company received written notice (the “Second Notice”) from Nasdaq stating that the Company has not regained compliance with the Minimum Public Holders Requirement within the Compliance Period. In accordance with the Second Notice, the Company timely requested a hearing before the Hearings Panel (the “Panel”), which automatically stayed any suspension or delisting action of the Company’s securities, and the hearing was held on October 1, 2024. On October 4, 2024, the Panel granted the Company’s request for continued listing on the Nasdaq, subject to the requirement that on or before February 17, 2025, the Company shall demonstrate compliance with Listing Rule 5505, and that during the exception period, the Company shall provide prompt notification of any significant events that occur during this time that may affect the Company’s compliance with Nasdaq requirements.

Basis of Presentation

The accompanying unaudited condensed financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Accordingly, the unaudited condensed financial statements do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. The interim results for the three and nine months ended September 30, 2024 are not necessarily indicative of the results to be expected for the year ending December 31, 2024 or for any future interim periods.

The accompanying unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Annual Report on Form 10-K as of and for the year ended December 31, 2023 as filed with SEC on April 17, 2024.

Liquidity and Going Concern

As of September 30, 2024, the Company had $12,236 in its operating bank account and a working capital deficit of $3,901,465. The Company’s liquidity needs prior to the consummation of the Initial Public Offering had been satisfied through proceeds from advances from related party and from the issuance of common stock. Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity was satisfied through the net proceeds from the consummation of the Initial Public Offering, the proceeds from the Private Placement Units held outside of the Trust Account and loans from the Sponsor, officers and directors and their affiliates.

Based on the foregoing and the limited amount of working capital that the Company received into the operating account from the Private Placement and issuances of promissory notes, management believes that the Company will not have sufficient working capital to meet its working capital needs through the earlier of the consummation of an Initial Business Combination or February 14, 2025 (subject to extension by approval of the Company’s stockholders). These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Over this time period, the Company has used and will be using the remaining funds held outside of the Trust Account for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the initial Business Combination. Further needs for operating capital beyond the Company’s current operating cash balance may need to be funded through loans from the Company’s Sponsor, officers and directors and their affiliates. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

If the Company is unable to complete a Business Combination by February 14, 2025 (subject to extension by approval of the Company’s stockholders), the Company will cease all operations except for the purpose of liquidating. This date for mandatory liquidation and subsequent dissolution combined with uncertainty as to whether the Company has sufficient liquidity to fund operations through the liquidation date or thereafter should a deferral occur raises substantial doubt about the Company’s ability to continue as a going concern. Management will seek to complete a business combination.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standards at the time the private companies adopt the new or revised standard. This may make the comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

NOTE 1 — DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION

Bellevue Life Sciences Acquisition Corp. (the “Company”) was incorporated in Delaware on February 25, 2020. The Company was incorporated for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

As of December 31, 2023, the Company had not commenced any operations. All activity since inception relates to the Company’s formation and the initial public offering (“Initial Public Offering”) which is described below. The Company will not generate any operating revenues until after the completion of an initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering (the “Registration Statement”) was declared effective on February 9, 2023. On February 14, 2023, the Company consummated the Initial Public Offering of 6,000,000 units (“Units” and, with respect to the common stock included in the Units being offered, the “Public Shares”), generating gross proceeds of $60,000,000, which is described in Note 3.

On February 17, 2023, the underwriters exercised their over-allotment option in full. The closing of the issuance and sale of the additional Units occurred (the “Over-Allotment Option Units”) on February 21, 2023. The total aggregate issuance by the Company of 900,000 Over-Allotment Option Units at a price of $10.00 per unit generated total gross proceeds of $9,000,000.

Simultaneously with the consummation of the Initial Public Offering and the sale of the Units, the Company consummated the private placement (the “Private Placement”) of 430,000 Units (the “Private Placement Units”), to Bellevue Global Life Sciences Investors LLC (the “Sponsor”) at a price of $10.00 per Placement Unit, for an aggregate purchase price of $4,300,000. Each Unit and Private Placement Unit consists of one share of common stock, par value $0.0001 (the “Common Stock”), a warrant to purchase one share of Common Stock (the “Public Warrants” and “Private Placement Warrants” and collectively, the “Warrants”) and one right which entitles the holder thereof to receive one-tenth (1/10) of a share of common stock (the “Public Rights” and Private Placement Rights” and collectively, the “Rights”), as described in Notes 3 and 4.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting fees and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

Upon closing of the Initial Public Offering, the Private Placement, the sale of the Over-Allotment Option Units and the additional Trust Account funding, a total of $70,207,500 was placed in a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act 1940, as amended (the “Investment Company Act”) having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company will provide its holders of the outstanding shares of its Common Stock sold in the Initial Public Offering (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares (as described in Note 1) for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.175 per Public Share plus any pro rata interest then in the Trust Account, net of taxes payable). The per share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares were recorded at a redemption value and classified as temporary equity upon the closing of the Initial Public Offering in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”). In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or other legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the Initial Stockholders (as defined below) have agreed to vote its Founder Shares (as defined below in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination.

Subsequent to the consummation of the Initial Public Offering, the Company adopted an insider trading policy which requires insiders to (i) refrain from purchasing shares during certain blackout periods and when they are in possession of any material non-public information and (ii) to clear all trades with the Company’s legal counsel or compliance officer prior to execution. In addition, the Company’s Sponsor and any other holders of the Company’s common stock prior to the Initial Public Offering (or their permitted transferees (the “Initial Stockholders”)) have agreed to waive their redemption rights with respect to their Founder Shares, Placement Shares and Public Shares in connection with the completion of a Business Combination.

Notwithstanding the foregoing, if the Company seeks stockholder approval of its Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to more than an aggregate of 15% of more of the shares of Common Stock sold in the Initial Public Offering without the prior consent of the Company.

The Company’s Initial Stockholders and Chardan Capital Markets, LLC (“Chardan”), the representative of the underwriters, have agreed not to propose or vote in favor of an amendment to the Company’s Amended and Restated Certificate of Incorporation (A) that would modify the substance or timing of the Company’s obligation to allow redemption in connection with the Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination within nine months or such other time period as the stockholders may approve from the closing of the Initial Public Offering (the “Combination Period”) or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public shares in conjunction with such an amendment.

Pursuant to the Amended and Restated Certificate of Incorporation, if the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly and as reasonably possible, but not more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of the then outstanding Public Shares, which redemption will completely extinguish Public Stockholders rights as stockholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the Trust Account with respect to the Founder Shares (defined in Note 4) and Placement Shares held by them if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) may be less than approximately $10.175 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective partner business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective partner businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Extension of Termination Date and Redemptions from the Trust Account

On November 9, 2023, the Company held a special meeting of its stockholders (the “Special Meeting”). At the Special Meeting, the Company’s stockholders approved an extension of the date by which the Company must consummate a business combination from November 14, 2023 to February 14, 2024 and approved a proposal to give the Board of Directors the authority in its discretion to amend the Charter to extend the date by which the Company must consummate a business combination from the First Extended Date to May 14, 2024. In connection with the Special Meeting, 3,432,046 shares of common stock of the Company were tendered for redemption at a redemption price of approximately $10.49 per share for an aggregate redemption amount of $35,995,728, leaving $36,372,335 in the Trust Account immediately after the redemptions and a tax withdrawal by the Company of $561,957. Additionally, the Company deposited $180,000 into the Trust Account on November 13, 2023 in connection with the extension of the date by which the Company must consummate a business combination from November 14, 2023 to February 14, 2024.

Franchise and Income Tax Withdrawal

In November 2023, the Company withdrew $561,957 of interest income earned in the Trust Account for payment of the Company’s franchise tax and income tax liabilities as permitted by the terms of the Trust Agreement governing the Trust Account. Through December 31, 2023, the Company did not use such funds to pay its tax obligations (which were not yet due and payable) and instead deposited the funds in the Company’s unrestricted general account and they were used for the payment of general operating expenses. In consultation with counsel and the Company’s Audit Committee, management determined that this use of funds was not in accordance with the Trust Agreement. As of December 31, 2023, the Company’s obligations for franchise and income tax purposes remain payable.

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Liquidity and Going Concern

As of December 31, 2023, the Company had $15,419 in its operating bank account and a working capital deficit of $2,015,645. The Company’s liquidity needs prior to the consummation of the Initial Public Offering had been satisfied through proceeds from advances from related party and from the issuance of common stock. Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity was satisfied through the net proceeds from the consummation of the Initial Public Offering, the proceeds from the Private Placement held outside of the Trust Account.

Based on the foregoing and the limited amount of working capital that the Company received into the operating account from the Private Placement and issuances of promissory notes, management believes that the Company will not have sufficient working capital to meet its working capital needs through the earlier of the consummation of an Initial Business Combination or fifteen months from the Initial Public Offering. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Over this time period, the Company will be using the remaining funds held outside of the Trust Account for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the initial Business Combination. Further needs for operating capital beyond the Company’s current operating cash balance may need to be funded through loans from the Company’s Sponsor. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

If the Company is unable to complete a Business Combination by May 14, 2024 (subject to extension by approval of the Company’s stockholders), the Company will cease all operations except for the purpose of liquidating. This date for mandatory liquidation and subsequent dissolution combined with uncertainty as to whether the Company has sufficient liquidity to fund operations through the liquidation date or thereafter should a deferral occur raises substantial doubt about the Company’s ability to continue as a going concern. Management intends to complete a business combination.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standards at the time the private companies adopt the new or revised standard. This may make the comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.